Share capital (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	Authorized share capital consists of an unlimited number of common shares.
	September 30,	December 31,
	2018	2017

Issued
43,094,657 (2017: 41,496,950) common shares	$212,498	$207,012

Schedule of Changes in Company's Outstanding Stock Options
A summary of changes in the Company’s outstanding stock options is presented below:

		September 30,		December 31,
		2018		2017
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of period	2,316	$3.06	1,771	$4.64
Granted	1,395	4.61	1,058	3.86
Exercised	(471)	2.29	(261)	3.22
Expired	(120)	5.14	(252)	17.31
Balance, end of period	3,120	$3.79	2,316	$3.06

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information on stock options outstanding and exercisable as at September 30, 2018:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

2.00 to 3.00	0.40	691	$2.04	691	$2.04
3.01 to 4.00	1.32	1,025	3.85	683	3.85
4.01 to 5.00	2.26	1,364	4.58	462	4.58
5.01 to 6.00	2.32	40	5.55	13	5.55
		3,120	$3.79	1,849	$3.37

Fair Value Weighted Average Assumptions	 The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:   <table id="z276a26a6d014440e9349b03012b33185" cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, serif; width: 100%"> <tr> <td style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom">   </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Three-month </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Three-month </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Nine-month </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Nine-month </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom">   </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> period ended </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> period ended </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> period ended </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> period ended </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom">   </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> September 30, </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> September 30, </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> September 30, </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> September 30, </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="vertical-align: bottom; padding-bottom: 2px; background-color: #ffffff; vertical-align: bottom">   </td> <td style="vertical-align: bottom; padding-bottom: 2px; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; border-bottom: #000000 2px solid; background-color: #ffffff; vertical-align: bottom"> 2018 </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; border-bottom: #000000 2px solid; background-color: #ffffff; vertical-align: bottom"> 2017 </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; border-bottom: #000000 2px solid; background-color: #ffffff; vertical-align: bottom"> 2018 </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; border-bottom: #000000 2px solid; background-color: #ffffff; vertical-align: bottom"> 2017 </td> <td style="vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom">   </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Expected share price volatility <sup style="vertical-align: text-top; line-height: 1; font-size: smaller">(1)</sup> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 81 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 59 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 83 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Risk free interest rate </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 1.30 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 1.74 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 0.87 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> </tr> <tr> <td style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Expected life </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> 3 years </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> 3 years </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="vertical-align: bottom; vertical-align: bottom"> </td> <td colspan="2" style="vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> 3 years </td> <td style="vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Expected forfeiture rate </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 3.67 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 3.36 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> 4.18 </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; padding-bottom: 2px; background-color: #ffffff; vertical-align: bottom"> Expected dividend yield </td> <td style="width: 1%; vertical-align: bottom; padding-bottom: 2px; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 0 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 0 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 0 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> % </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; background-color: #ffffff; vertical-align: bottom">   </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Share-based payments included in cost of sales </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> - </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; background-color: #ffffff; vertical-align: bottom"> Share-based payments included in general and </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; text-align: right; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; padding-bottom: 2px; background-color: #ffffff; vertical-align: bottom">  administrative expenses </td> <td style="width: 1%; vertical-align: bottom; padding-bottom: 2px; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 334 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 278 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 1,711 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom"> </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: right; background-color: #ffffff; vertical-align: bottom"> 1,241 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 2px solid; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> <tr> <td style="width: 52%; vertical-align: bottom; padding-bottom: 4px; background-color: #ffffff; vertical-align: bottom"> Total share-based payments </td> <td style="width: 1%; vertical-align: bottom; padding-bottom: 4px; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: right; background-color: #ffffff; vertical-align: bottom"> 334 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: right; background-color: #ffffff; vertical-align: bottom"> 278 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: right; background-color: #ffffff; vertical-align: bottom"> 1,711 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; vertical-align: bottom"> </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom"> $ </td> <td style="width: 9%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: right; background-color: #ffffff; vertical-align: bottom"> 1,241 </td> <td style="width: 1%; vertical-align: bottom; border-bottom: #000000 4px double; text-align: left; background-color: #ffffff; vertical-align: bottom; white-space: nowrap"> </td> </tr> </table> <br />   <table id="z8388769dfc614f3baf90fdc72cf86b6e" class="DSPFListTable" cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, serif; width: 100%"> <tr> <td style="width: 21.3pt; vertical-align: top"> (1) </td> <td style="width: auto; vertical-align: top"> Expected volatility has been based on historical volatility of the Company’s publicly traded shares. </td></tr></table>
Warrants Issued and Outstanding
The warrants that are issued and outstanding as at September 30, 2018 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
799,065	4.68	Jul 2016	Jun 14, 2021
1,447,426	4.68	Jun 2016	Jun 9, 2021
1,537,355	1.20	Feb 2016	Feb 10, 2019
307,777	1.20	Nov 2015	Nov 10, 2018
4,091,623